Convertible Notes Payable (Parenthetical) (Detail) (USD $)	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014	Jan. 31, 2013
Debt Instrument [Line Items]
Debt discount	$ 1,305,435	$ 1,121,959		$ 186,897
9% Senior Subordinated Convertible Notes due February 15, 2016
Debt Instrument [Line Items]
Debt, interest rate	9.00%	9.00%	9.00%
Debt discount	137,393	81,263	186,897
Debt instrument, maturity date	Feb. 15, 2016	Feb. 15, 2016	Feb. 15, 2016
8% Senior Subordinated Convertible Notes due
Debt Instrument [Line Items]
Debt, interest rate	8.00%	8.00%	8.00%
Debt discount		$ 1,016,799
Debt instrument, maturity date	Feb. 01, 2015		Feb. 01, 2015
10% Senior Subordinated Convertible Notes redeemed in fiscal year 2014
Debt Instrument [Line Items]
Debt, interest rate			10.00%